File Number: 08- 85-5290

Date: Mo/Day/Yr 06/30/98

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

01 02 9837

OMB APPROVAL
OMB Number: 3235-0337
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FORM TA-2 (A)

RECD S.E.C.
JUL 24 2001
803

Mailed on 7-8-98 BW

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

GENERAL: Form TA-2 is to be used by transfer agents registered pursuant to Section 17A of the Securities Exchange Act of 1934 for filing the annual report of transfer agent activities with the Securities and Exchange Commission. Read all instructions before completing this Form. Please print or type all responses.

A Transfer Agent that received fewer than 500 items for transfer and fewer than 500 items for processing in the six months ending June 30 of the year for which this form is being filed and does not maintain master securityholder files for more than 1000 individual securityholder accounts as of June 30 of the year for which this form is being filed is only required to complete Questions 1 through 4 and the Execution Section.

1. Appropriate regulatory agency (check one box only)

- ☐ Comptroller of the Currency
- ☒ Board of Governors of the Federal Reserve System
- ☐ Federal Deposit Insurance Corporation
- ☐ Securities and Exchange Commission

2. Full name of Registrant as stated on Form TA-1:

Merchants Capital Corporation

If the response to any question is none or zero, enter "0"

3. Number of items (000s omitted) received during the six months ended June 30 for:
   a. transfer 0
   b. processing (outside registrar function) 0

4. a. Number of individual securityholder accounts maintained as of June 30: 546

   b. Approximate percentage of individual securityholder accounts maintained in the following categories as of June 30:

Corporate Equity Securities	Corporate Debt Securities	Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities

   c. (i) Number of lost securityholder accounts and (ii) percentage of total accounts represented by lost securityholder accounts as of June 30 for:

	Number	Percentage
Accounts of securityholders lost one year or less:		
Accounts of securityholders lost three years or less:		
Accounts of securityholders lost five years or less:		
Accounts of securityholders lost more than five years:		
Accounts of securityholders which have escheated to states within the year ended June 30:		

PROCESSED
AUG 12 2002
THOMSON FINANCIAL

8-7-8

FORM TA-2 Page 2	Applicant Name: ______ Date: ______	OFFICIAL USE

5. Number of securities issues for which registrant acts in the following capacities, as of June 30:

	Corporate Debt & Equity	Investment Company	Limited Partnership	Municipal Debt	Other Securities
a. receives items for transfer and maintains the master securityholder files					
b. receives items for transfer but does not maintain the master securityholder files					
c. does not receive items for transfer but maintains the master securityholder files					

6. Aggregate value of securities record differences, existing for more than 30 days, as of June 30:

	Transfer Agent Prior	Transfer Agent Current
a. number of issues		
b. market value (in dollars — 000s omitted)		

7. Scope of certain additional types of activities performed:

a. transfer agent custodian arrangements (TACs), as of June 30:

i. number of issues ______

ii. number of shares (000s omitted) ______

iii. principal amount of debt securities (in millions — 000,000s omitted) ______

iv. number of institutions for which this activity is performed ______

b. number of issues for which dividend reinvestment plan services are provided, as of June 30 ______

c. annual dividend disbursement and interest paying agent activities conducted during the preceding calendar year (period ending December 31):

i. number of issues ______

ii. amount (in millions of dollars — 000,000s omitted) ______

8. Number of open-end investment company (mutual fund) transactions (excluding dividend and distribution postings) processed during the preceding calendar year (period ending December 31):

a. total number (000s omitted) ______

b. number processed on a date other than date of receipt of order ______

c. number of transactions processed on other than on date of receipt of order, expressed as a percentage of total transactions processed ______%

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this Form, and the person executing the Form, hereby represent that all the information contained in the Form is true, correct and complete.

Manual signature of Official responsible for form: [signature]	Title: Chief Executive Officer
Name of Official responsible for form: (First name, Middle name, Last name) Howell N. Gage, Jr.	Date executed (Month/Day/Year): 7/7/98